SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	2,811,966	2,531,381	2,875,003	2,709,910
Weighted average remaining contractual life of options outstanding	6 years 3 months 4 days
Shares upon exercise of options exercisable as of December 31, 2015	1,646,204	1,440,143	1,364,620
$23.31-27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Options outstanding	161,176
Weighted average remaining contractual life of options outstanding	5 years 6 months 22 days
Shares upon exercise of options exercisable as of December 31, 2015	143,345
$15.20-17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.20
Exercise Prices, maximum	$ 17.07
Options outstanding	404,229
Weighted average remaining contractual life of options outstanding	5 years 6 months 25 days
Shares upon exercise of options exercisable as of December 31, 2015	373,760
$10.16-14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.16
Exercise Prices, maximum	$ 14.68
Options outstanding	997,927
Weighted average remaining contractual life of options outstanding	7 years 5 months 19 days
Shares upon exercise of options exercisable as of December 31, 2015	578,824
$5.25-9.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.25
Exercise Prices, maximum	$ 9.25
Options outstanding	892,063
Weighted average remaining contractual life of options outstanding	5 years 10 months 20 days
Shares upon exercise of options exercisable as of December 31, 2015	237,348
$0.03-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.03
Exercise Prices, maximum	$ 4.95
Options outstanding	356,571
Weighted average remaining contractual life of options outstanding	4 years 11 months 1 day
Shares upon exercise of options exercisable as of December 31, 2015	312,927